Fair Value of Financial Instruments Fair Value of Financial Instruments - Derivative FV Measurement and Credit Risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets, Measured on Recurring Basis, Valuation Techniques, Impact of Credit Reserve to Fair Value	$ 1
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 2,800
Estimated Counterparty Credit Risk Exposure to Certain Counterparties, Period	5 years